INTANGIBLE ASSETS AND UNFAVORABLE LEASE (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Favorable lease agreements [Member] CNY	Dec. 31, 2011 Favorable lease agreements [Member] CNY	Dec. 31, 2012 Franchise agreements [Member] CNY	Dec. 31, 2011 Franchise agreements [Member] CNY	Dec. 31, 2012 Customer relationship [Member] CNY	Dec. 31, 2011 Customer relationship [Member] CNY	Dec. 31, 2012 Brand [Member] CNY	Dec. 31, 2011 Brand [Member] CNY	Dec. 31, 2012 Purchased software [Member] CNY	Dec. 31, 2011 Purchased software [Member] CNY
Intangible Assets and Unfavorable Lease [Line Items]
Intangible assets, original cost	1,233,056	1,212,875			451,337	441,682	49,574	49,574	7,073	7,073	684,300	684,300	40,772	30,246
Less: Accumulated amortization	(83,637)	(38,423)			(51,886)	(21,462)	(8,424)	(2,328)	(2,215)	(461)			(21,112)	(14,172)
Intangible assets, net	1,149,419	1,174,452		184,494
Unfavorable lease agreements, original cost	416,612	410,381
Less: Accumulated amortization	(46,064)	(13,607)
Unfavorable lease liability, net	370,548	396,774		59,477
Amortization expense of intangible assets	45,096	16,828	6,439
Amortization expense of unfavorable lease agreements	32,457	9,045	1,374